STERLING CAPITAL SMID OPPORTUNITIES FUND | Class A and C Shares
Summary Sterling Capital SMID Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 32 of the Fund’s prospectus and in “Sales Charges” on page 19 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - STERLING CAPITAL SMID OPPORTUNITIES FUND - Class A and C Shares	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - STERLING CAPITAL SMID OPPORTUNITIES FUND - Class A and C Shares		Class A Shares	Class C Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		1.20%	1.95%
Fee Waiver or Expense Reimbursement	[2]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	1.04%	1.79%
[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class A Shares, exceed 1.04% of the Class A Shares' average daily net assets and for the Fund's Class C Shares, exceed 1.79% of the Class C Shares' average daily net assets for the period from October 3, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - STERLING CAPITAL SMID OPPORTUNITIES FUND - Class A and C Shares - USD ($)	1 Year	3 Years
Class A Shares	675	919
Class C Shares	182	597

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A and C Shares - STERLING CAPITAL SMID OPPORTUNITIES FUND - USD ($)	1 Year	3 Years
Class A Shares	675	919
Class C Shares	182	597

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period between the Fund’s commencement of operations on October 3, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 8.72% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December 31, 2016, the capitalization range of the Russell 2500™ Index was between $9 million and $22 billion and the capitalization range of the Russell Midcap® Index was between $571 million and $57 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.